   Finacial Statements
   Delaware Group Equity V, Inc. - Retirement Income Fund
   Statement of Net Assets
   May 31, 1997
   (Unaudited)
   -----------------------------------------------------------------------------
                                                            NUMBER       MARKET
                                                           OF SHARES     VALUE
                                                       -------------------------
  COMMON STOCK - 57.00%
  AUTOMOBILES & AUTO PARTS - 2.97%
  General Motors .....................................        1,200    $  68,700
                                                                       ---------
                                                                          68,700
                                                                       ---------
  BANKING, FINANCE & INSURANCE - 7.05%
  Mellon Bank ........................................        1,000       87,500
  SunAmerica .........................................        1,750       75,469
                                                                       ---------
                                                                         162,969
                                                                       ---------

  CHEMICALS - 3.30%
  duPont(E.I.)deNemours ..............................          700       76,213
                                                                       ---------
                                                                          76,213
                                                                       ---------

  ENERGY - 2.57%
  USX-Marathon Group .................................        2,000       59,500
                                                                       ---------
                                                                          59,500
                                                                       ---------
  FOOD, BEVERAGE & TOBACCO - 4.57%
  Philip Morris ......................................        2,400      105,600
                                                                       ---------
                                                                         105,600
                                                                       ---------
  REAL ESTATE - 31.65%
* Alexandria Real Estate Equities ....................        3,000       66,000
  Apartment Investment & Management ..................        1,800       50,175
  Brandywine Realty Trust ............................        2,000       40,500
  Burnham Pacific Properties .........................        5,000       66,250
  Crescent Real Estate Equities ......................        3,000       81,750
  Excel Realty Trust .................................        1,800       46,575
  First Industrial Realty ............................        1,700       50,150
  Glenborough Realty Trust ...........................        2,500       54,375
  Parkway Properties .................................        1,400       35,175
* Patriot American Hospitality .......................        4,000       86,500
  Prentiss Properties Trust ..........................        3,000       70,500
  Starwood Lodging Trust .............................        2,250       83,813
                                                                       ---------
                                                                         731,763
                                                                       ---------
  UTILITIES - 2.46%
  Unicom .............................................        2,500       56,875
                                                                       ---------
                                                                          56,875
                                                                       ---------
  MISCELLANEOUS - 2.43%
  Pitney Bowes .......................................          800       56,200
                                                                       ---------
                                                                          56,200
                                                                       ---------

  Total Common Stock (cost $1,208,818) ...............                 1,317,820
                                                                       ---------

  CONVERTIBLE PREFERRED STOCK - 2.07%
  CABLE, MEDIA & PUBLISHING - 0.46%
* Chancellor Radio Broadcast .........................          100       10,775
                                                                       ---------
                                                                          10,775
                                                                       ---------
  REAL ESTATE - 1.61%
  Insignia Financial conv pfd ........................          800       37,200
                                                                       ---------
                                                                          37,200
                                                                       ---------
  Total  Convertible Preferred Stock (cost $53,348) ..                    47,975
                                                                       ---------

--------------------------------------------------------------------------------
                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                       -------------------------
CORPORATE BONDS - 34.61%
AUTOMOBILE & AUTOMOTIVE PARTS - 4.49%
Key Plastics sr sub nts 10.25% 03/15/07 ..............     25,000    $   26,094

LDM Technologies  sr sub nts
10.75% 01/15/07 ......................................     25,000        26,375

Ryder Transportation sr sub nts
10.00% 12/01/06 ......................................     50,000        51,375
                                                                     ----------
                                                                        103,844
                                                                     ----------
BANKING, FINANCE & INSURANCE - 2.36%
Imperial Credit Industries sr nts
9.875% 01/15/07 ......................................     25,000        24,813

Olympic Financial  units  11.50% 03/15/07 ............     30,000        29,850
                                                                     ----------
                                                                         54,663
                                                                     ----------
BUILDING & MATERIALS - 3.37%
Atrium sr sub nts 10.50% 11/15/06 ....................     50,000        51,375

Clark Materials Handling
10.75% 11/15/06 ......................................     25,000        26,438
                                                                     ----------
                                                                         77,813
                                                                     ----------
CABLE, MEDIA & PUBLISHING - 2.00%
Hollinger International Publishing sr sub nts ........     20,000        20,250

Von Hoffman Press sr sub nts
10.375% 05/15/07 .....................................     25,000        26,000
                                                                     ----------
                                                                         46,250
                                                                     ----------
CONSUMER PRODUCTS - 3.38%
Consumers International sr nts
10.25% 04/01/05 ......................................     25,000        26,500

William Carter   sr sub nts
10.375% 12/01/06 .....................................     50,000        51,750
                                                                     ----------
                                                                         78,250
                                                                     ----------
ELECTRONICS & ELECTRICAL EQUIPMENT  - 2.02%
Fairchild Semiconductor sr sub nts
10.125% 03/15/07 .....................................     20,000        20,700

HCC Industries sr sub nts
10.75% 05/15/07 ......................................     25,000        26,063
                                                                     ----------
                                                                         46,763
                                                                     ----------
ENERGY - 1.12%
Pride Petroleum Services sr nts 9.375% 05/01/07 ......     25,000        25,938
                                                                     ----------
                                                                         25,938
                                                                     ----------
FOOD, BEVERAGE AND TOBACCO - 1.54%
AFC Enterprises sr sub nts
10.25% 05/15/07 ......................................     10,000        10,050

CFP Holdings sr nts 11.625% 01/15/04 .................     25,000        25,563
                                                                     ----------
                                                                         35,613
                                                                     ----------

INDUSTRIAL MACHINERY - 4.22%
American Builders & Contractors sr sub nts
10.625% 05/15/07 .....................................     25,000        25,750

Hawk sr nts 10.25%  12/01/03 .........................     50,000        51,375

Nortek sr sub nts 9.25% 03/15/07 .....................     20,000        20,350
                                                                     ----------
                                                                         97,475
                                                                     ----------
LEISURE, LODGING & ENTERTAINMT - 2.12%
Trump-Atlantic City 1st mtg nts
11.25% 05/01/06 ......................................     50,000        49,000
                                                                     ----------
                                                                         49,000
                                                                     ----------
RETAIL - 4.63%
Fleming sr sub nts 10.625% 12/15/01 ..................     50,000        52,313

Ralphs Grocery sr nts 10.45% 06/15/04 ................     50,000        54,813
                                                                     ----------
                                                                        107,126
                                                                     ----------

--------------------------------------------------------------------------------
                                                           PRINCIPAL    MARKET
                                                            AMOUNT      VALUE
                                                       -------------------------
MISCELLANEOUS - 3.36%
Loomis Fargo & Co sr sub nts
10.00% 01/15/04 ..........................................  25,000    $   25,813

Motors and Gears sr nts 10.75% 11/15/06 ..................  50,000        51,813
                                                                      ----------
                                                                          77,626
                                                                      ----------

Total Corporate Bonds(cost $743,006) .....................               800,361
                                                                      ----------

CONVERTIBLE BONDS - 4.07%
BANKING, FINANCE & INSURANCE - 4.07%
First State Bancorp
7.50% 04/30/17 ...........................................  50,000        52,000
                                                                      ----------
                                                                          52,000
                                                                      ----------

Total Convertible Bonds(cost $50,000) ....................                52,000
                                                                      ----------

REPURCHASE AGREEMENTS - 4.07%
With Chase Manhattan Bank 5.45% 6/2/97
(collateralized by $9,900 U.S. Treasury
Notes 6.25% due 7/31/98, market value
$10,205) .................................................$10,000         10,000
With J.P. Morgan Securities 5.50% 6/2/97
(collateralized by $28,000 U.S. Treasury Notes
5.125% due 2/28/98, market value
$28,592) ................................................. 28,000         28,000
With PaineWebber 5.50% 6/2/97
(collateralized by $18,000 U.S. Treasury Notes
5.625% due 11/30/98, market value
$18,373 and $10,000 U.S. Treasury Notes
5.625% due 11/30/00, market value
$10,206) ................................................. 28,000         28,000
With Prudential Securities 5.53% 6/2/97
(collateralized by $22,000  U.S. Treasury Notes
8.875% due 11/15/98, market value
$23,497 and $5,000 U.S. Treasury Notes
6.25% due 6/30/98, market value $5,110) .................. 28,000         28,000
                                                                      ----------
Total Repurchase Agreements (cost $94,000)                                94,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-
      (cost $2,149,172) ....................................           2,312,156

RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES .........................................              13,255
                                                                      ----------

NET ASSETS APPLICABLE TO  236,564 SHARES
($.01 PAR VALUE) OUTSTANDING - 100.00% .....................          $2,325,411
                                                                      ==========


NET ASSET VALUE - RETIREMENT INCOME FUND A CLASS
   ($1,297/ 132 shares) ....................................          $     9.83
                                                                      ==========

NET ASSET VALUE - RETIREMENT INCOME FUND B CLASS
   ($0/ 0 shares) ..........................................          $     0.00
                                                                      ==========

NET ASSET VALUE - RETIREMENT INCOME FUND C CLASS
   ($0/ 0 shares) ..........................................          $     0.00
                                                                      ==========

NET ASSET VALUE - RETIREMENT INCOME FUND INSTITUTIONAL CLASS
   ($2,324,114/ 236,432 shares) ............................          $     9.83
                                                                      ==========

COMPONENTS OF NET ASSETS AT MAY 31, 1997
Capital Stock, $ 1 par value, 200,000,000 shares
   authorized to the Fund with 100,000,000 shares
   allocated to Retirement Income Fund A
   Class, 25,000,000 shares allocated to
   Retirement Income Fund B Class, 25,000,000
   shares allocated to Retirement Income
   Fund C Class, 50,000,000
   shares allocated to Retirement Income
   Fund Institutional Class. ....................................   $  2,011,385

Accumulated undistributed:
   Net investment income ........................................         50,400
   Net realized loss on investments .............................        100,642
   Net unrealized appreciation of investments ...................        162,984
                                                                    ------------
Total net assets                                                    $  2,325,411
                                                                    ============
*Non-income producing security

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ..........................................     $  40,166
Dividends .........................................        28,532      $  68,698
                                                        ---------
EXPENSES:
Management fees ...................................         7,449
Professional fees .................................         4,082
Custodian fees ....................................         3,918
Registration fees .................................         1,996
Reports and statements to shareholders ............         1,878
Directors' fees ...................................           975
Dividend disbursing and transfer agent
 fees and expenses ................................           660
Accounting fees and salaries ......................           407
Taxes (other than taxes on income) ................            88
Distribution expense ..............................             1
Other .............................................           346
                                                        ---------
                                                           21,800
Less expenses absorbed by Delaware Management
 Company, Inc. ....................................       (13,620)         8,180
                                                        ---------      ---------


NET INVESTMENT INCOME .............................                       60,518
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain from investment transactions ....                      100,642
Net unrealized appreciation of investments
   during the period ..............................                      162,984

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................                      263,626
                                                                       ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................                    $ 324,144
                                                                       =========

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STAEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
--------------------------------------------------------------------------------
                                                                      12/2/96*
                                                                        to
                                                                      5/31/97
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ........................................      $    60,518
Net realized gain on investments .............................          100,642
Net increase in unrealized appreciation ......................          162,984
                                                                    -----------
Net increase in net assets resulting
from operations ..............................................          324,144
                                                                    -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
   Fund Name A Class .........................................                0
   Fund Name B Class .........................................                0
   Fund Name C Class .........................................                0
   Fund Name Institutional Class .............................          (10,118)

Net realized gain from security transactions:
   Fund Name A Class .........................................                0
   Fund Name B Class .........................................                0
   Fund Name C Class .........................................                0
   Fund Name Institutional Class .............................                0
                                                                    -----------
                                                                        (10,118)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Fund Name A Class .........................................            1,259
   Fund Name B Class .........................................                0
   Fund Name C Class .........................................                0
   Fund Name Institutional Class .............................        2,000,008
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on security transactions:
   Fund Name A Class .........................................                0
   Fund Name B Class .........................................                0
   Fund Name C Class .........................................                0
   Fund Name Institutional Class .............................           10,118
                                                                    -----------
                                                                      2,011,385
                                                                    -----------
Cost of shares repurchased:
   Fund Name A Class .........................................                0
   Fund Name B Class .........................................                0
   Fund Name C Class .........................................                0
   Fund Name Institutional Class .............................                0
                                                                    -----------
                                                                              0
                                                                    -----------
Increase in assets derived from capital
   share transactions ........................................        2,011,385
                                                                    -----------

NET INCREASE IN NET ASSETS ...................................        2,325,411

NET ASSETS:
Beginning of year ............................................                0
                                                                    -----------
End of year ..................................................      $ 2,325,411
                                                                    ===========

*Date of commencement of trading

                             See accompanying notes

DELAWARE GROUP EQUITY V, INC -
RETIREMENT INCOME FUND
FINANCIAL HIGHLIGHTS
MAY 31, 1997
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                     Retirement
                                                    Retirement      Income Fund
                                                   Income Fund     Institutional
                                                     A Class          Class
                                                  ---------------  -----------
                                                    12/2/96(1)       12/2/96(1)
                                                        to              to
                                                     5/31/97         5/31/97
                                                   (Unaudited)     (Unaudited)


Net asset value, beginning of period ...............   $ 8.5000     $  8.5000

Income from investment operations:
   Net investment income (2) .......................     0.2561        0.2561
   Net realized and unrealized gain from investments     1.1169        1.1169
                                                         ------        ------
   Net increase in net assets from
     investment operations .........................     1.3730        1.3730
                                                         ------        ------

Less dividends and distributions:
   Dividends from net investment income ............    (0.0430       (0.0430)
   Distributions from net realized gain on
     security transactions .........................         --            --
                                                        -------       -------
   Total dividends and distributions ...............    (0.0430       (0.0430)
                                                        -------       -------

Net asset value, end of period .....................   $ 9.8300       $9.8300
                                                       ========       =======

Total return (3) ...................................      16.21%        16.21%

Ratios and supplemental data:
    Net assets, end of period (000 omitted) ........   $      1      $  2,324
    Ratio of expenses to average net assets ........       0.75%         0.75%
    Ratio of expenses to average net assets
      prior to expense limitation ..................       2.01%         2.01%
    Ratio of net investment income to average
      net assets ...................................       5.58%         5.58%
    Ratio of net investment income to average
      net assets prior to expense limitation .......       4.32%         4.32%
    Portfolio turnover .............................        191%          191%
    Average commission rate paid (4) ...............   $   0.06      $   0.06

---------------------------------------
(1) Date of commencement of trading; ratios and total return have been annualized.
(2) The average shares outstanding method has been applied for per share infomation.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
Delaware Group Equity Funds V, Inc. - Retirement Income Fund (The "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers four classes of shares.

The Fund's objective is to seek to provide investors with high current income and an investment that has the potential for capital appreciation.

 1.   Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation- Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other- Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the annual rate of .65% on the average daily net assets of the Fund less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through May 31, 1997. Total expenses absorbed by DMC for the period ended May 31, 1997 were $13,620.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services for the Fund. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the period ended May 31, 1997, the Fund expensed $660 for dividend disbursing and transfer agent services and $317 for accounting services. At May 31, 1997, the Fund had a liability for such fees and other expenses payable to DSC for $907.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. DDLP has elected voluntarily to waive its right to receive the annual fee from the commencement of the public offering of the Classes through May 31, 1997.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

 3.   Investments

During the period ended May 31, 1997, the Fund made purchases of $3,986,933 and sales of $2,032,403 of investment securities other than U.S. government securities and temporary cash investments.

At May 31, 1997, the aggregate cost of securities for federal income tax purposes was $2,149,172.

At May 31, 1997, unrealized appreciation for federal income tax purposes aggregated $162,984 of which $169,531 related to unrealized appreciation of securities and $6,547 related to unrealized depreciation of securities.

4.  Capital Stock

                                                                   12/2/96*
                                                                      to
                                                                   5/31/97
                                                                   --------

Shares sold:
   Retirement Income Fund A Class ...............................      132
   Retirement Income Fund B Class ...............................        0
   Retirement Income Fund C Class ...............................        0
   Retirement Income Fund Institutional Class ...................  235,295
                                                                   -------


Shares issued upon reinvestment of
   dividends from net investment income
   and net realized gains from security
   transactions:
   Retirement Income Fund A Class ...............................        0
   Retirement Income Fund B Class ...............................        0
   Retirement Income Fund C Class ...............................        0

   Retirement Income Fund Institutional Class ...................    1,137
                                                                   -------
                                                                   236,564
                                                                   -------

Shares repurchased:
   Retirement Income Fund A Class ...............................        0
   Retirement Income Fund B Class ...............................        0
   Retirement Income Fund C Class ...............................        0
   Retirement Income Fund Institutional Class ...................        0
                                                                   -------
 ................................................................        0
                                                                   -------

Net Increase ....................................................  236,564
                                                                   =======

5. Concentrations of Credit Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Fund may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.